Expense Example - BLACKROCK NATURAL RESOURCES TRUST	Apr. 30, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 638
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	1,871
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,024
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	$ 1,130